Shareholders' Equity (Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Options, beginning balance	266,005	214,701		192,130
Options, granted	119,925	116,455	[1]	89,907
Options, exercised	(124,918)	(62,269)		(61,711)
Options, forfeited	(11,101)	(2,882)		(5,625)
Options, ending balance	249,911	266,005		214,701
Options, exercisable	40,544
Weighted average exercise price, granted	$ 39.62	$ 29.34	[1]	$ 26.91
Weighted average exercise price, exercised	21.46	15.28		15.28
Weighted average exercise price, forfeited	33.18	29.71		24.07
Weighted average grant date fair value, granted	11.89	10.96	[1]	10.04
Weighted average grant date fair value, exercised	8.46	6.54		6.54
Weighted average grant date fair value, forfeited	$ 10.87	$ 11.79		$ 9.19

[1]	In 2016 the Company granted in the aggregate, 116,455 options. Regarding the grant of 93,660 options, see Note 11E. Regarding the grant of 22,795 options, see Note 3B.